Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segments

5. SEGMENTS

Basis for segmentation:

The CEO is the Group’s chief operating decision maker (“CODM”). The regular internal reporting to the CEO, which fulfils the criteria to constitute a segment, is done for the Group as a whole, and therefore the total Group is the company’s only segment.

Revenue from external customers by country, based on the location of the customer is as follows:

ANALYSIS OF REVENUE BY COUNTRY:	2020	2021	2022

United States	$54,655	$250,755	$139,554
Italy	24,098	65,659	49,200
United Kingdom	39,936	56,282	22,259
Germany	1,462	16,261	8,638
Colombia	8,789	12,101	10,949
Sweden	3,128	6,954	3,903
Other	7,085	13,416	19,973
Total revenue	$139,153	$421,428	$254,476

In 2022 the Group had 2 significant customers which accounted for 27% and 10% of the Group's revenue, respectively.

In 2021 the Group had 1 significant customer which accounted for 45% of the Group’s revenue.

Non-current assets by country are as follows:

ANALYSIS OF NON-CURRENT ASSETS BY COUNTRY:	2021	2022
United Kingdom	$199,312	$137,811
United States	22,537	19,986
Italy	10,600	9,324
Colombia	3,780	3,622
Spain	585	716
Sweden	630	605
Germany	277	413
Other	1,039	1,597
Total	$238,760	$174,074